VANGUARD(R)MONEY MARKET FUNDS
Annual Report * August 31, 2001

MONEY MARKET

VANGUARD PRIME
MONEY MARKET FUND

VANGUARD FEDERAL
MONEY MARKET FUND

VANGUARD TREASURY
MONEY MARKET FUND

VANGUARD ADMIRAL(TM)
TREASURY MONEY MARKET FUND


[THE VANGUARD GROUP LOGO]

September 11, 2001

On September 11, as we were preparing this report, a series of attacks on our nation by terrorists claimed thousands of lives.
     We want to convey, on behalf of Vanguard's 11,000 crew members, our profound sense of anguish for the victims of the attacks and their families, friends, and colleagues.
     Despite the huge loss of life, the tremendous physical destruction, and the widespread disruption of commerce caused by these attacks, we are confident that the people, financial markets, and economy of the United States will move forward.
     The adaptability and resolve of our people, the resiliency of our markets, and the inherent strength of our economic system have overcome many severe tests in the past 200 years. We believe they will do so again.
     Finally, we salute our clients, who responded to the events of September 11 and their aftermath with patience, reason, and a long-term, not short-term, perspective. We feel privileged to serve such investors.

-- John J. Brennan
Chairman and Chief Executive Officer
--------------------------------------------------------------------------------

Contents

Letter from the Chairman                                  1

Report from the Adviser                                   6

Fund Profiles                                             8

Glossary of Investment Terms                             10

Performance Summaries                                    11

Financial Statements                                     16

Advantages of Vanguard.com                               40

Summary
* Each Vanguard Money Market Fund outperformed its average competitor during the fiscal period ended August 31, 2001.

* Short-term interest rates fell drastically during the period, resulting in lower total returns for money market funds.

* Money market investments performed better than the overall stock market, but not as well as bonds.

* This report covers less than 12 months' time because of changes in the funds' fiscal years.

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

                                                      [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN

A sharp decline in short-term interest rates during the nine months ended August 31, 2001, lowered yields for money market investments. This decline was reflected in the total returns of the vanguard money market funds. The Prime Money Market Fund earned 3.8% for the period, half a percentage point above the return of its average peer mutual fund and slightly higher than that of the Salomon Smith Barney 3-Month U.S. Treasury Bill Index, an unmanaged benchmark for short-term investments.
     Clearly, the economic and financial landscape was significantly altered by the tragic events of September 11. This reporting period, however, concluded before the terrorist attacks, and our letter therefore reflects the fund's performance through August.
     As we mentioned in our semiannual reports to you, the reporting periods for the funds have been changed this year as part of an effort to enhance efficiency. For the Prime, Federal, and Treasury funds, the fiscal year-end moved from November 30 to August 31. For the Admiral Treasury Money Market Fund, it moved from January 31 to August 31. (Starting this fiscal year, the Admiral Treasury fund will be covered under the same report as our other money market funds.) Because of these changes, this letter covers just the nine months--or seven months for the Admiral Treasury fund--since the end of the funds' previous fiscal year. Future semiannual and annual reports will cover 6- and 12-month periods, as they normally do.

--------------------------------------------------------------------------------
2001 TOTAL RETURNS                                                 PERIODS ENDED
                                                                 AUGUST 31, 2001

                                                                       SEC 7-DAY
                                              AVERAGE                 ANNUALIZED
                             VANGUARD       COMPETING                     YIELD:
VANGUARD MONEY MARKET FUND       FUND           FUND*                  8/31/2001
--------------------------------------------------------------------------------
Prime**
 Investor Shares                 3.8%            3.3%                      3.52%
 Institutional Shares            3.9             3.6                       3.72
Federal**                        3.8             3.3                       3.65
Treasury**                       3.6             3.3                       3.37
Admiral TreasuryY                2.7             2.3                       3.55
--------------------------------------------------------------------------------
*For the Prime and Federal funds, derived from data provided by Lipper Inc. For the Treasury and Admiral Treasury Funds, data is provided by iMoneyNet, Inc. **Covers 9-month period.
+Covers 7-month period.

     The table above compares the total returns of our funds with those of the average competitor. Each outperformed its average peer. The share price of each fund held steady at $1, as is expected but not guaranteed. We also present the funds' annualized yields as of August 31.

================================================================================
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                   PERIODS ENDED AUGUST 31, 2001

                                                    One       Three         Five
                                                   Year       Years        Years
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)        12.4%       6.8%         8.2%
Lehman 10 Year Municipal Bond Index                 9.6        5.8          7.0
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                           5.3        5.1          5.2
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                        -24.4%       7.1%        13.3%
Russell 2000 Index (Small-caps)                   -11.6       13.0          8.4
Wilshire 5000 Index (Entire market)               -25.6        7.4         11.8
MSCI EAFE Index (International)                   -24.4        1.4          2.6
================================================================================
CPI
Consumer Price Index                                2.7%       2.8%         2.4%
--------------------------------------------------------------------------------

FINANCIAL MARKETS IN REVIEW
Economic growth continued during the nine months ended August 31, 2001, but it was barely perceptible. According to an estimate from the Commerce Department, the economy expanded at an inflation-adjusted annual rate of 0.3% in the second quarter of 2001. And the trend was downward: This anemic rise in real gross domestic product followed increases of 1.9% in the fourth quarter of 2000 and 1.3% in the first quarter of 2001. As economic output slowed, so did the growth rate of productivity--the value of goods and services that American workers produce per hour of labor. In the second quarter, productivity improved at an annualized rate of 2.1%. During the five years ended December 31, 2000, the average gain was 2.6%.
     The economic situation was not any better overseas. With corporate profits plunging, capital spending declined sharply: From January through June of 2001, worldwide industrial production fell an estimated 6%. All of the world's major central banks responded to the economic downturn by lowering interest rates.
     No central bank cut rates faster than the U.S. Federal Reserve Board. As shown in the chart below, the Fed reduced its target for short-term interest


--------------------------------------------------------------------------------
FEDERAL RESERVE INTEREST RATE CUTS (12 months ended August 31, 2001)

CHANGES IN TARGET FEDERAL FUNDS RATE
The federal funds rate is the level of interest that banks charge each other for overnight loans made through the Federal Reserve System. By setting a target for that rate, the Fed hopes to influence short-term rates charged by banks.

[CHART APPEARS HERE]
[SCALE 3.0% TO 7.0%]

2000                6.50%
Jan. 3, 2001        6.00
Jan. 31, 2001       5.50
Mar. 20, 2001       5.00
Apr. 18, 2001       4.50
May 15, 2001        4.00
June 27, 2001       3.75
Aug. 21, 2001       3.50
--------------------------------------------------------------------------------
Source: Federal Reserve Board.

rates from 6.50% to 3.50% over a span of 8 months. U.S. policymakers hoped that the reduced cost of borrowing would prompt a rebound in capital spending by businesses and shore up consumer confidence. However, corporate spending remained low, as numerous companies faced earnings declines and, in many cases, significant overcapacity. An upturn in unemployment to 4.9% of the workforce made consumers more cautious. Even so, consumer spending, which accounts for two-thirds of U.S. economic activity, proved just sufficient to keep the overall economy from shrinking during the fiscal year.
     Amid the economic downturn, stock prices fell worldwide, while bonds delivered terrific results. The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, recorded a total return of -;11.4% during the nine months ended August 31. (The table on page 2 gives market returns for the 12 months through that date.) There were pockets of strength among stocks, however. Mid- and small-cap value stocks--issues that trade at relatively low prices compared with their book values or earnings--delivered double-digit gains. Growth stocks in general and technology stocks in particular continued to suffer. The tech-heavy Nasdaq Composite Index declined -;30.0% during the nine months. From its peak in March 2000, the Nasdaq has now fallen about -;60%, and volatility has remained high.
     Investment-grade bonds, as measured by the Lehman Brothers Aggregate Bond Index, returned a stellar 9.2% during the nine months. Falling yields boosted bond prices, particularly at the short end of the maturity spectrum. Yields on 3-month Treasury bills, which closely track Fed policy shifts, plummeted 283 basis points (2.83 percentage points). Rates on intermediate- and long-term bonds fell far less.


FISCAL 2001 PERFORMANCE OVERVIEW
Falling interest rates are, in theory, good for the economy and the stock market. But they are not good news for money market investors. That's because the yields of money market securities follow short-term market interest rates, although with a brief lag as proceeds from maturing investments are reinvested in new holdings. The adjacent table compares the 7-day annualized yield for each Vanguard Money Market Fund on August 31, 2001, with the yield at the last fiscal year-end. As you can see, our yields dropped considerably. This illustrates the truth that, while money market funds have the advantage of preserving capital, their yields can

--------------------------------------------------------------------------------
CHANGES IN YIELDS

                                                SEC ANNUALIZED 7-DAY YIELD
                                        ----------------------------------------
VANGUARD MONEY MARKET FUND              AUG. 31, 2001             NOV. 30, 2000*
--------------------------------------------------------------------------------
Prime
  Investor Shares                             3.52%                     6.35%
  Institutional Shares                        3.72                      6.53
Federal                                       3.65                      6.30
Treasury                                      3.37                      6.05
Admiral Treasury                              3.55                      5.96
--------------------------------------------------------------------------------
*Yield on January 31, 2001, for Admiral Treasury Money Market Fund.

change quickly: When prevailing interest rates fall or rise, the income earned on short-term investments soon follows suit.
     When returns are lower, costs consume a larger share of performance. This is especially telling for money market funds, which tend to invest in similar securities and provide similar gross returns across the industry. As you can see in the table on page 1, our low operating costs, combined with the astute money management of Vanguard's Fixed Income Group, have once again given us a leg up on our competitors. Our funds' expense ratios--annualized expenses as a percentage of average net assets--range from 0.13% (for Prime Institutional Shares, which are available for a $10 million initial investment) to 0.33%. Those ratios are roughly one-third to one-half those of the funds' average peers. Not surprisingly, our funds outpaced their average competitors by about 30 to 50 basis points. The Prime, Federal, and Admiral Treasury funds also managed to slightly outpace the Salomon Smith Barney 3-Month Treasury Index during their respective fiscal periods. (The index returned 3.7% for the nine months and 2.6% for the seven months ended August 31.) The funds were aided by the fact that their yields don't adjust as quickly as the index yield--an advantage when interest rates are falling. Still, beating the index was a notable feat, given that an index is a theoretical construct whose returns are never reduced by real-world operating costs.


LONG-TERM PERFORMANCE OVERVIEW
Over the long run, our cost advantage has had an even greater impact on our relative performance, as shown by the accompanying table. The table compares the results of a hypothetical investment made ten years ago (or at inception for the Admiral Treasury fund) in each of our funds versus the results for its average peer. In each case, our funds provided several hundred dollars more for each $10,000 invested.

--------------------------------------------------------------------------------
TOTAL RETURNS                                    TEN YEARS ENDED AUGUST 31, 2001
                                    AVERAGE           FINAL VALUE OF A $10,000
                                ANNUAL RETURN            INITIAL INVESTMENT*
                            ------------------      -------------------------
                                          AVERAGE                        AVERAGE
                            VANGUARD    COMPETING       VANGUARD       COMPETING
VANGUARD MONEY MARKET FUND      FUND         FUND           FUND            FUND
--------------------------------------------------------------------------------
Prime
 Investor Shares                 4.9%         4.4%      $ 16,145        $ 15,373
 Institutional Shares            5.1          4.8     16,416,458      15,979,966
Federal                          4.8          4.4         16,056          15,351
Treasury                         4.6          4.3         15,680          15,219
Admiral Treasury**               4.9          4.4         75,662          72,554
--------------------------------------------------------------------------------
*For Prime Institutional Shares, final value of a $10 million initial investment; for Admiral Treasury, final value of a $50,000 initial investment. **Returns since inception on December 14, 1992.

     That extra return on investment was earned without taking on any additional risk. We are confident that the Vanguard Money Market Funds will continue to provide competitive returns for decades to come.


IN SUMMARY
As we've seen over the past 18 months, the financial markets can be very volatile. Money market funds play an important role in everyone's portfolio, both as ballast to counter the more volatile assets of stocks and bonds, and as a safe and productive place to hold cash in reserve for short-term needs and emergencies.
     However, despite all the benefits of money market funds, they should not necessarily dominate your portfolio. At Vanguard, we believe that market turbulence should not lead investors to abandon stocks or bonds in favor of "safe" investments that will provide less wealth in the long run. We recommend that you construct a balanced portfolio of stock, bond, and money market funds--taking into account your goals, time horizon, and tolerance for risk--and then stick with it through fair weather and foul. Staying the course with such a program stacks the odds of long-term success in your favor. We thank you for entrusting your hard-earned money to Vanguard.


Sincerely,

/S/
John J. Brennan
Chairman and Chief Executive Officer
September 13, 2001

REPORT FROM THE ADVISER
The vanguard money market funds performed well during the abbreviated fiscal year ended August 31, 2001, outperforming their average peers. However, the sharp decline in short-term interest rates during the period meant lower yields--and, thus, lower returns--for money market funds. Our returns topped the result of the broad stock market, which continued to struggle, but fell below the robust returns of bonds.


THE INVESTMENT ENVIRONMENT
Over the nine months ended August 31, the U.S. economy slowed considerably, primarily because of a sharp reduction in business spending and a severe downshift in production at the nation's factories. Though some positive signs surfaced in the form of a relatively strong housing market and steady consumer spending, these factors were not enough to keep U.S. economic growth from slowing to an annual rate of 0.3% during the second calendar quarter of 2001. The tragic events of September 11 have further clouded the prospects for a return to stronger economic growth.
     Between the end of our 2000 fiscal year and August 31, the Federal Reserve Board moved aggressively to ward off the slowdown, cutting its target for short-term interest rates by 3.0 percentage points to 3.5%. An additional 0.5% reduction was implemented shortly after the close of the fiscal year, just before the stock market reopened after its four-day closure in the aftermath of the September 11 terrorist attacks. The effect on short-term securities, which react swiftly to interest rate changes, has been significant. Market rates for commercial paper, certificates of deposit, government agency paper, and Treasury securities have fallen in step with the Fed's target.
     The decline in interest rates has worked to the benefit of some fixed income investors because when rates fall, bond prices rise. However, falling interest rates contain no such silver lining for money market investors. Because the principal value of money market funds remains stable, these funds do not enjoy a price boost, yet they fully reflect the (much lower) yields available on short-term securities.
     Because of the Fed's rate cuts, yields of money market funds will soon fall below 3%. And yields could go even lower if the Fed continues to ease.
     Inflation, meanwhile, has remained fairly steady, hovering between 2.5% and 3%.

================================================================================
INVESTMENT PHILOSOPHY

The funds reflect a belief that the highest level of current income consistent with capital preservation and liquidity can be provided by holding high-quality money market instruments issued by financial institutions, nonfinancial corporations, the U.S. government, and federal agencies.
================================================================================

This means that real (after-inflation) yields on money market funds are lower than we've seen since the early 1990s.


OUR INVESTMENT APPROACH
Because we anticipated the Fed easing, we kept the average weighted maturity of our funds in the bullish range during the nine months and held on to higher-yielding securities somewhat longer than we otherwise would have.
     The credit quality of the Prime Money Market Fund, which holds corporate debt along with Treasury and agency securities, is currently very high, even by the lofty credit quality standards of the money market fund industry. Although we slightly alter the maturity and overall quality of our portfolios from time to time, our commitment to providing high-quality, conservatively managed portfolios is steadfast. We believe that our advantage over our peers--low costs, reinforced with prudent and experienced investment management--adds up for our shareholders year after year.

Ian A. MacKinnon, Managing Director
Robert F. Auwaerter, Principal
John Hollyer, Principal
David R. Glocke, Principal
Vanguard Fixed Income Group

September 19, 2001

FUND PROFILE                                               AS OF AUGUST 31, 2001
   FOR PRIME MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 10.

-------------------------------------
FINANCIAL ATTRIBUTES
Yield
  Investor Shares                3.5%
  Institutional Shares           3.7%
Average Maturity              65 days
Average Quality                   Aaa
Expense Ratio
  Investor Shares              0.33%*
  Institutional Shares         0.13%*
-------------------------------------

-------------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF PORTFOLIO)

Treasury/Agency                 39.4%
Aaa                              13.2
Aa                               42.1
A                                 5.3
Baa                               0.0
Ba                                0.0
B                                 0.0
Not Rated                         0.0
-------------------------------------
Total                          100.0%
-------------------------------------

-------------------------------------
Distribution by Issuer
  (% of portfolio)

Certificates of Deposit         32.6%
Commercial Paper                 25.0
Treasury/Agency                  39.4
Other                             3.0
-------------------------------------
Total                          100.0%
-------------------------------------



FUND PROFILE                                               AS OF AUGUST 31, 2001
    FOR FEDERAL MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 10.

-------------------------------------
FINANCIAL ATTRIBUTES

Yield                            3.7%
Average Maturity              73 days
Average Quality                Agency
Expense Ratio                  0.33%*
-------------------------------------

-------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury/Agency                100.0%
-------------------------------------
*Annualized.

FUND PROFILE                                               AS OF AUGUST 31, 2001
  FOR TREASURY MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 10.

-------------------------------------
FINANCIAL ATTRIBUTES

Yield                            3.4%
Average Maturity              78 days
Average Quality              Treasury
Expense Ratio 0.33%*
-------------------------------------

-------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury                       100.0%
-------------------------------------


FUND PROFILE                                               AS OF AUGUST 31, 2001
  FOR ADMIRAL TREASURY MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 10.

-------------------------------------
Financial Attributes

Yield                            3.6%
Average Maturity              78 days
Average Quality              Treasury
Expense Ratio                  0.15%*
-------------------------------------

-------------------------------------
Distribution by Credit Quality
  (% of portfolio)

Treasury                       100.0%
-------------------------------------

*Annualized.
                                                                      [COMPUTER]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity and are repaid.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past seven days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                        AS OF AUGUST 31, 2001
        for Prime Money Market Fund

All of the data on this page and the following page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. Note that, except for the final table on the following page, average annual returns are based on the fund's new fiscal year-end.


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE AUGUST 31, 1991-;AUGUST 31, 2001

                   PRIME MONEY
QUARTER            MARKET FUND            AVERAGE MONEY          SALOMON SMITH
  ENDED        INVESTOR SHARES              MARKET FUND                 BARNEY
 199108                  10000                    10000                  10000
 199111                  10134                    10123                  10129
 199202                  10250                    10230                  10233
 199205                  10352                    10320                  10335
 199208                  10447                    10399                  10426
 199211                  10529                    10472                  10504
 199302                  10611                    10543                  10586
 199305                  10689                    10610                  10664
 199308                  10768                    10674                  10746
 199311                  10847                    10747                  10828
 199402                  10928                    10817                  10911
 199405                  11021                    10899                  11010
 199408                  11135                    10994                  11129
 199411                  11267                    11117                  11263
 199502                  11424                    11260                  11417
 199505                  11594                    11416                  11584
 199508                  11761                    11558                  11749
 199511                  11923                    11712                  11909
 199602                  12083                    11858                  12067
 199605                  12237                    11997                  12219
 199608                  12396                    12129                  12378
 199611                  12557                    12278                  12538
 199702                  12717                    12422                  12695
 199705                  12886                    12572                  12862
 199708                  13061                    12716                  13028
 199711                  13236                    12877                  13195
 199802                  13413                    13035                  13363
 199805                  13593                    13197                  13537
 199808                  13776                    13343                  13708
 199811                  13954                    13507                  13870
 199902                  14122                    13655                  14021
 199905                  14288                    13801                  14181
 199908                  14460                    13934                  14345
 199911                  14646                    14105                  14519
 200002                  14850                    14288                  14708
 200005                  15070                    14482                  14918
 200008                  15313                    14675                  15136
 200011                  15556                    14899                  15369
 200102                  15792                    15105                  15596
 200105                  15990                    15271                  15782
 200108                  16145                    15373                  15932
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED AUGUST 31, 2001
                                -----------------------------------  FINAL VALUE
                                         ONE      FIVE        TEN   OF A $10,000
                                        YEAR     YEARS      YEARS     INVESTMENT
--------------------------------------------------------------------------------
Prime Money Market Fund
   Investor Shares                     5.43%     5.43%      4.91%        $16,145
Average Money Market Fund*             4.76      4.86       4.39          15,373
Salomon Smith Barney
   3-Month Treasury Index              5.26      5.18       4.77          15,932
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 PERIODS ENDED AUGUST 31, 2001
                            -----------------------------------      FINAL VALUE
                                         ONE      FIVE    TEN   OF A $10,000,000
                                        YEAR     YEARS    YEARS       INVESTMENT
--------------------------------------------------------------------------------
Prime Money Market Fund
   Institutional Shares**              5.63%     5.61%    5.08%      $16,416,458
Average Institutional
   Money Market Fund*                  5.26      5.31     4.80        15,979,966
--------------------------------------------------------------------------------



*Derived from data provided by Lipper Inc.
**Prior to 10/28/1995, total returns are for Vanguard Institutional Money Market Portfolio.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) AUGUST 31, 1991-;AUGUST 31, 2001
--------------------------------------------------------------------------------
            PRIME MONEY MARKET FUND                               AVERAGE
               INVESTOR SHARES                                      FUND*
FISCAL              TOTAL                                           TOTAL
YEAR               RETURN                                          RETURN
--------------------------------------------------------------------------------
1992                4.5%                                              4.0%
1993                 3.1                                              2.6
1994                 3.4                                              3.0
1995                 5.6                                              5.1
1996                 5.4                                              4.9
1997                 5.4                                              4.8
1998                 5.5                                              4.9
1999                 5.0                                              4.4
2000                 5.9                                              5.3
2001                 5.4                                              4.8
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2001): 3.52%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                            TEN YEARS
                                       ONE     FIVE ----------------------------
                     INCEPTION DATE   YEAR    YEARS   CAPITAL     INCOME   TOTAL
--------------------------------------------------------------------------------
Prime Money Market
 Fund Investor Shares    6/4/1975     5.91%    5.48%    0.00%     4.94%    4.94%
Prime Money Market
 Fund Institutional
   Shares**             10/3/1989     6.10     5.66     0.00      5.12     5.12
--------------------------------------------------------------------------------


*Average Money Market Fund; derived from data provided by Lipper Inc.
**Prior to 10/28/1995, total returns are for Vanguard Institutional Money Market Portfolio.
See Financial Highlights tables on pages 34-;35 for dividend information for the past five years.

PERFORMANCE SUMMARY                                        AS OF AUGUST 31, 2001
   FOR FEDERAL MONEY MARKET FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. Note that, except for the final table on the page, average annual returns are based on the fund's new fiscal year-end.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE AUGUST 31, 1991-AUGUST 31, 2001

QUARTER           FEDERAL MONEY         AVERAGE GOVERNMENT     SALOMON SMITH
ENDED             MARKET FUND           MONEY MARKET FUND      BARNEY
199108             10000                10000                  10000
199111             10132                10123                  10129
199202             10245                10224                  10233
199205             10346                10315                  10335
199208             10439                10397                  10426
199211             10520                10466                  10504
199302             10599                10536                  10586
199305             10677                10602                  10664
199308             10755                10669                  10746
199311             10834                10735                  10828
199402             10913                10804                  10911
199405             11005                10884                  11010
199408             11118                10983                  11129
199411             11248                11098                  11263
199502             11402                11238                  11417
199505             11571                11389                  11584
199508             11736                11536                  11749
199511             11897                11683                  11909
199602             12055                11824                  12067
199605             12207                11962                  12219
199608             12365                12100                  12378
199611             12523                12242                  12538
199702             12682                12382                  12695
199705             12849                12533                  12862
199708             13021                12683                  13028
199711             13193                12838                  13195
199802             13368                12993                  13363
199805             13545                13160                  13537
199808             13725                13318                  13708
199811             13900                13472                  13870
199902             14065                13614                  14021
199905             14229                13761                  14181
199908             14398                13907                  14345
199911             14580                14065                  14519
200002             14778                14237                  14708
200005             14994                14438                  14918
200008             15232                14645                  15136
200011             15471                14855                  15369
200102             15701                15056                  15596
200105             15898                15229                  15782
200108             16056                15351                  15932




--------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 PERIODS ENDED AUGUST 31, 2001
                            -----------------------------------      FINAL VALUE
                                         ONE      FIVE    TEN       OF A $10,000
                                        YEAR     YEARS    YEARS       INVESTMENT
--------------------------------------------------------------------------------
Federal Money Market Fund               5.41%     5.36%    4.85%         $16,056
Average Government Money Market Fund*   4.82      4.88     4.38           15,351
Salomon Smith Barney
   3-Month Treasury Index               5.26      5.18     4.77           15,932
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) AUGUST 31, 1991-;AUGUST 31, 2001
--------------------------------------------------------------------------------
            FEDERAL MONEY MARKET FUND                              AVERAGE
               INVESTOR SHARES                                      FUND*
FISCAL              TOTAL                                           TOTAL
YEAR               RETURN                                          RETURN
--------------------------------------------------------------------------------
1992                 4.4%                                             4.0%
1993                 3.0                                              2.6
1994                 3.4                                              2.9
1995                 5.6                                              5.0
1996                 5.4                                              4.9
1997                 5.3                                              4.8
1998                 5.4                                              5.0
1999                 4.9                                              4.4
2000                 5.8                                              5.3
2001                 5.4                                              4.8
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2001): 3.65%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                            TEN YEARS
                                       ONE     FIVE ----------------------------
                     INCEPTION DATE   YEAR    YEARS   CAPITAL     INCOME   TOTAL
--------------------------------------------------------------------------------
Federal Money Market Fund  7/13/1981  5.86%   5.41%    0.00%       4.88%   4.88%
--------------------------------------------------------------------------------

*Average Government Money Market Fund; derived from data provided by Lipper Inc. See Financial Highlights table on page 35 for dividend information for the past five years.

PERFORMANCE SUMMARY                                        AS OF AUGUST 31, 2001
    FOR TREASURY MONEY MARKET FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. Note that, except for the final table on the page, average annual returns are based on the fund's new fiscal year-end.

CUMULATIVE PERFORMANCE AUGUST 31, 1991-;AUGUST 31, 2001

QUARTER     TREASURY MONEY     IMONEYNET FUND           AVERAGE      SALOMON
ENDED          MARKET FUND   REPORT'S AVERAGE    TREASURY MONEY        SMITH
                            100% TREASURY FUND      MARKET FUND       BARNEY
199108          10000           10000                   10000         10000
199111          10128           10127                   10124         10129
199202          10236           10231                   10227         10233
199205          10334           10324                   10319         10335
199208          10425           10408                   10403         10426
199211          10501           10479                   10475         10504
199302          10576           10550                   10544         10586
199305          10651           10618                   10612         10664
199308          10726           10688                   10681         10746
199311          10802           10756                   10750         10828
199402          10878           10825                   10818         10911
199405          10964           10903                   10899         11010
199408          11071           11002                   10998         11129
199411          11193           11115                   11113         11263
199502          11337           11249                   11249         11417
199505          11497           11400                   11400         11584
199508          11653           11547                   11549         11749
199511          11806           11690                   11694         11909
199602          11957           11831                   11835         12067
199605          12105           11965                   11972         12219
199608          12256           12103                   12111         12378
199611          12409           12243                   12250         12538
199702          12560           12382                   12390         12695
199705          12719           12530                   12537         12862
199708          12881           12681                   12688         13028
199711          13043           12829                   12839         13195
199802          13207           12980                   12991         13363
199805          13375           13135                   13147         13537
199808          13543           13288                   13304         13708
199811          13703           13434                   13449         13870
199902          13852           13566                   13583         14021
199905          14003           13702                   13720         14181
199908          14158           13842                   13862         14345
199911          14321           13991                   14013         14519
200002          14500           14154                   14175         14708
200005          14699           14336                   14357         14918
200008          14915           14531                   14556         15136
200011          15138           14736                   14762         15369
200102          15354           14933                   14955         15596
200105          15536           15094                   15111         15782
200108          15680           15219                   15230         15932




--------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 PERIODS ENDED AUGUST 31, 2001
                            -----------------------------------      FINAL VALUE
                                         ONE      FIVE    TEN       OF A $10,000
                                        YEAR     YEARS    YEARS       INVESTMENT
--------------------------------------------------------------------------------
Treasury Money Market Fund*             5.13%     5.05%    4.60%         $15,680
iMoneyNet Money Fund Report's Average
  100% Treasury Fund                    4.73      4.69     4.29           15,219
Average Treasury Money Market Fund**    4.63      4.69     4.30           15,230
Salomon Smith Barney
   3-Month Treasury Index               5.26      5.18     4.77           15,932
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) AUGUST 31, 1991-;AUGUST 31, 2001
--------------------------------------------------------------------------------
           TREASURY MONEY                                         AVERAGE
              MARKET FUND*                                           FUND+
FISCAL              TOTAL                                           TOTAL
YEAR               RETURN                                          RETURN
--------------------------------------------------------------------------------
1992                 4.2%                                             4.1%
1993                 2.9                                              2.7
1994                 3.2                                              2.9
1995                 5.3                                              5.0
1996                 5.2                                              4.8
1997                 5.1                                              4.8
1998                 5.1                                              4.8
1999                 4.5                                              4.2
2000                 5.4                                              5.0
2001                 5.1                                              4.7
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2001): 3.37%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                            TEN YEARS
                                       ONE     FIVE ----------------------------
                     INCEPTION DATE   YEAR    YEARS   CAPITAL     INCOME   TOTAL
--------------------------------------------------------------------------------
Treasury Money Market
 Fund                   3/9/1983      5.53%   5.10%    0.00%       4.63%   4.63%
--------------------------------------------------------------------------------
*Prior to 12/2/1996, known as the U.S. Treasury Portfolio.
**Derived from data provided by Lipper Inc.
YiMoneyNet Money Fund Report's Average 100% Treasury Fund.
See Financial Highlights table on page 36 for dividend information for the past five years.

PERFORMANCE SUMMARY                                        AS OF AUGUST 31, 2001
  FOR ADMIRAL TREASURY MONEY MARKET FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. Note that, except for the final table on the page, average annual returns are based on the fund's new fiscal year-end.

CUMULATIVE PERFORMANCE DECEMBER 14, 1992-;AUGUST 31, 2001

QUARTER     ADMIRAL TREASURY    IMONEYNET FUND          AVERAGE       SALOMON
ENDED      MONEY MARKET FUND   REPORT'S AVERAGE   TREASURY MONEY        SMITH
                           100% TREASURY FUND       MARKET FUND        BARNEY
12/14/1992       50000            50000                 50000          50000
199302           50319            50296                 50290          50326
199305           50687            50623                 50617          50699
199308           51065            50953                 50946          51091
199311           51442            51280                 51272          51480
199402           51824            51609                 51600          51872
199405           52262            51981                 51982          52346
199408           52792            52451                 52455          52908
199411           53397            52993                 53006          53545
199502           54105            53631                 53652          54277
199505           54887            54348                 54371          55073
199508           55658            55052                 55084          55859
199511           56409            55732                 55778          56616
199602           57154            56403                 56447          57367
199605           57883            57043                 57102          58093
199608           58631            57701                 57764          58845
199611           59387            58367                 58428          59608
199702           60134            59029                 59095          60356
199705           60920            59735                 59798          61150
199708           61724            60454                 60515          61936
199711           62523            61164                 61235          62732
199802           63335            61883                 61964          63532
199805           64171            62622                 62708          64355
199808           65006            63351                 63454          65170
199811           65802            64044                 64146          65942
199902           66544            64674                 64787          66657
199905           67301            65323                 65441          67417
199908           68074            65992                 66115          68200
199911           68890            66700                 66836          69028
200002           69783            67477                 67611          69923
200005           70774            68344                 68477          70923
200008           71846            69278                 69429          71958
200011           72951            70252                 70408          73066
200102           74023            71191                 71330          74147
200105           74928            71963                 72072          75029
200108           75662            72554                 72641          75743





--------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 PERIODS ENDED AUGUST 31, 2001
                            -----------------------------------      FINAL VALUE
                                         ONE      FIVE    TEN       OF A $50,000
                                        YEAR     YEARS    YEARS       INVESTMENT
--------------------------------------------------------------------------------
Admiral Treasury Money Market Fund      5.31%     5.23%    4.87%         $75,662
iMoneyNet Money Fund Report's Average
  100% Treasury Fund                    4.73      4.69     4.37           72,554
Average Treasury Money Market Fund*     4.63      4.69     4.38           72,641
Salomon Smith Barney
   3-Month Treasury Index               5.26      5.18     4.88           75,743
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) AUGUST 31, 1991-;AUGUST 31, 2001
--------------------------------------------------------------------------------
               ADMIRAL TREASURY                                   AVERAGE
             MONEY MARKET FUND*                                      FUND**
FISCAL              TOTAL                                           TOTAL
YEAR               RETURN                                          RETURN
--------------------------------------------------------------------------------
1993                 2.1%                                             1.9%
1994                 3.4                                              2.9
1995                 5.4                                              5.0
1996                 5.3                                              4.8
1997                 5.3                                              4.8
1998                 5.3                                              4.8
1999                 4.7                                              4.2
2000                 5.5                                              5.0
2001                 5.3                                              4.7
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2001): 3.55%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                            TEN YEARS
                                       ONE     FIVE ----------------------------
                     INCEPTION DATE   YEAR    YEARS   CAPITAL     INCOME   TOTAL
--------------------------------------------------------------------------------
Admiral Treasury
 Money Market Fund      12/14/1992    5.71%   5.28%    0.00%       4.89%   4.89%
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**iMoneyNet Money Fund Report's Average 100% Treasury Fund.
See Financial Highlights table on page 36 for dividend information for the past five years.
                                                                              15

FINANCIAL STATEMENTS
AUGUST 31, 2001
STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share. Each fund's objective is to maintain a constant NAV of $1.00 per share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.



==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
PRIME MONEY MARKET FUND                             YIELD**          DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (39.1%)
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                               3.41%     11/19/2001(1)          895,000         894,490
Federal Home Loan Bank                               3.49%      9/20/2001(1)          840,000         839,536
Federal Home Loan Bank                               3.54%     10/19/2001(1)        1,000,000         999,910
Federal Home Loan Bank                               3.57%     10/12/2001(1)        1,000,000         999,923
Federal Home Loan Bank                              3.581%     10/17/2001             150,000         149,320
Federal Home Loan Bank                               3.59%      10/3/2001(1)        1,445,000       1,444,089
Federal Home Loan Bank                              3.605%      9/28/2001              98,000          97,737
Federal Home Loan Bank                              3.652%      9/14/2001              74,245          74,148
Federal Home Loan Bank                               3.73%      9/13/2001(1)        1,000,000         999,599
Federal Home Loan Bank                              3.733%       9/7/2001             200,075         199,952
Federal Home Loan Bank                               4.00%       6/6/2002              20,000          19,998
Federal Home Loan Bank                              4.375%      3/28/2002              48,245          48,232
Federal Home Loan Bank                               4.90%       2/7/2002              25,000          24,987
Federal Home Loan Bank                              5.461%      10/3/2001              15,000          14,952
Federal Home Loan Bank                               6.50%      9/19/2001              12,000          12,015
Federal Home Loan Bank                               6.75%       2/1/2002              50,000          50,323
Federal Home Loan Bank                              6.875%      7/18/2002             224,500         229,990
Federal Home Loan Bank                              7.125%     11/15/2001              32,140          32,351
Federal Home Loan Mortgage Corp.                    3.509%      9/25/2001             386,701         385,799
Federal Home Loan Mortgage Corp.                    3.623%     10/18/2001           1,361,209       1,354,831
Federal Home Loan Mortgage Corp.                    3.651%      9/11/2001             554,480         553,920
Federal Home Loan Mortgage Corp.                    3.672%      10/4/2001             310,000         308,967
Federal Home Loan Mortgage Corp.                    3.783%     11/16/2001              39,000          38,694
Federal Home Loan Mortgage Corp.                    3.945%      11/8/2001              70,432          69,976
Federal Home Loan Mortgage Corp.                    4.057%      5/23/2002             124,047         120,498
Federal Home Loan Mortgage Corp.                    4.068%       5/1/2002             108,500         105,641
Federal Home Loan Mortgage Corp.                    4.386%      3/28/2002             301,112         293,721
Federal Home Loan Mortgage Corp.                    4.531%     10/11/2001             700,000         697,181
Federal Home Loan Mortgage Corp.                     4.75%     12/14/2001             100,000         100,045
Federal Home Loan Mortgage Corp.                     4.93%      9/13/2001              50,000          49,938
Federal Home Loan Mortgage Corp.                    5.018%      1/31/2002             290,000         284,157
Federal National Mortgage Assn.                     3.476%      11/6/2001(1)          700,000         699,652
Federal National Mortgage Assn.                      3.52%     10/27/2001(1)          800,000         799,338


==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
                                                    YIELD**          DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                     3.535%     10/30/2001(1)        1,000,000         999,546
Federal National Mortgage Assn.                     3.622%     10/18/2001             900,000         895,782
Federal National Mortgage Assn.                     3.647%      9/28/2001             475,000         473,710
Federal National Mortgage Assn.                     3.658%     10/11/2001           1,250,000       1,244,965
Federal National Mortgage Assn.                     3.697%      9/16/2001(1)          500,000         499,747
Federal National Mortgage Assn.                     3.738%       9/6/2001             339,110         338,936
Federal National Mortgage Assn.                     3.934%      11/8/2001           1,574,600       1,564,317
Federal National Mortgage Assn.                     4.054%      5/17/2002             330,081         320,851
Federal National Mortgage Assn.                     4.062%      5/10/2002             100,000          97,274
Federal National Mortgage Assn.                     4.068%       5/3/2002             100,973          98,290
Federal National Mortgage Assn.                      4.49%      9/13/2001             258,033         257,698
Federal National Mortgage Assn.                     4.532%       3/8/2002              96,287          94,160
Federal National Mortgage Assn.                     4.557%      3/22/2002             150,000         146,330
Federal National Mortgage Assn.                     5.003%      1/25/2002             207,518         203,556
Federal National Mortgage Assn.                     5.073%       2/8/2002             124,649         121,964
Federal National Mortgage Assn.                      6.44%     11/21/2001             110,000         110,581
Federal National Mortgage Assn.                     6.625%      1/15/2002             131,499         132,706
U.S. Treasury Inflation-Indexed Note                3.625%      7/15/2002             666,816         679,811
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
        (Cost $21,274,134)                                                                         21,274,134
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (24.9%)
--------------------------------------------------------------------------------------------------------------
BANK HOLDING COMPANIES (2.3%)
BankAmerica                                         3.694%     10/12/2001              99,860          99,444
Citicorp                                            3.701%       9/4/2001              15,006          15,001
Citicorp                                            3.716%      9/12/2001             200,000         199,774
J.P. Morgan Chase & Co.                             3.541%      11/7/2001             500,000         496,734
State Street Corp.                                  3.549%      11/2/2001              90,500          89,951
State Street Corp.                                  3.764%       9/5/2001             100,000          99,958
Wells Fargo & Co.                                   3.703%      9/13/2001             250,000         249,693
                                                                                                    ---------
                                                                                                    1,250,555
                                                                                                    ---------
FINANCE--AUTO (0.7%)
New Center Asset Trust                              3.531%      9/24/2001              50,000          49,888
New Center Asset Trust                              3.539%      9/25/2001              90,000          89,788
New Center Asset Trust                               3.54%      9/28/2001             100,000          99,735
New Center Asset Trust                              3.651%      9/20/2001              49,000          48,906
New Center Asset Trust                              3.722%      9/13/2001              70,000          69,914
                                                                                                    ---------
                                                                                                      358,231
                                                                                                    ---------
FINANCE--OTHER (11.4%)
American Express Credit Corp.                       3.702%      9/10/2001              50,000          49,954
American Express Credit Corp.                       3.702%      9/13/2001             200,000         199,755
American General Corp.                              3.641%      9/20/2001             100,000          99,809
Asset Securitization Cooperative Corp.              3.538%      9/24/2001              50,000          49,887
Asset Securitization Cooperative Corp.              3.539%      9/25/2001              50,000          49,882
Asset Securitization Cooperative Corp.              3.539%      9/26/2001             100,000          99,755
Asset Securitization Cooperative Corp.              3.631%      9/21/2001             100,000          99,799
Centric Capital Corp.                                3.49%     11/14/2001               9,400           9,333
Centric Capital Corp.                               3.531%      11/8/2001              25,000          24,835
Centric Capital Corp.                               3.612%     10/30/2001              10,000           9,941
Centric Capital Corp.                               3.641%      9/20/2001              36,500          36,430
Centric Capital Corp.                               3.731%      9/28/2001              89,520          89,277
Centric Capital Corp.                               3.785%      10/1/2001              30,000          29,906
Centric Capital Corp.                               3.818%      9/14/2001             105,000         104,857
Ciesco LP                                           3.494%     10/26/2001              99,600          99,072


==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
PRIME MONEY MARKET FUND                             YIELD**          DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
Ciesco LP                                           3.539%      9/24/2001              70,000          69,842
Ciesco LP                                           3.619%      9/25/2001             149,700         149,341
Ciesco LP                                           3.736%      9/12/2001              81,000          80,908
Corporate Asset Funding Corp.                       3.469%     11/13/2001             149,300         148,259
Corporate Asset Funding Corp.                       3.673%     10/10/2001             100,000          99,606
Corporate Asset Funding Corp.                       3.694%      9/20/2001             100,000          99,806
Corporate Asset Funding Corp.                       3.694%     10/11/2001             100,000          99,593
Corporate Asset Funding Corp.                       3.711%      9/11/2001             100,000          99,897
Corporate Asset Funding Corp.                       3.714%      9/14/2001             200,000         199,733
Corporate Receivables Corp.                         3.652%      9/19/2001              60,000          59,891
Corporate Receivables Corp.                         3.673%      10/9/2001             100,000          99,616
Corporate Receivables Corp.                         3.684%     10/11/2001             150,000         149,392
Corporate Receivables Corp.                         3.692%      10/5/2001             100,000          99,654
Corporate Receivables Corp.                         3.694%      9/20/2001             100,000          99,806
Corporate Receivables Corp.                         3.761%      9/21/2001             200,000         199,586
Corporate Receivables Corp.                         3.786%      9/13/2001              75,000          74,906
Delaware Funding                                    3.649%      9/17/2001              50,278          50,197
Enterprise Funding Corp.                            3.684%     10/12/2001              19,024          18,945
Enterprise Funding Corp.                            3.714%      9/17/2001             105,683         105,510
Enterprise Funding Corp.                            3.724%      9/11/2001              16,814          16,797
Enterprise Funding Corp.                            3.724%      9/14/2001              12,081          12,065
Enterprise Funding Corp.                            3.727%      9/21/2001              15,932          15,899
Enterprise Funding Corp.                            3.739%      9/25/2001              35,565          35,480
General Electric Capital Corp.                      3.622%      9/19/2001             250,000         249,551
General Electric Capital Corp.                      3.641%      9/27/2001             300,000         299,216
General Electric Capital Corp.                      3.736%     11/30/2001             100,000          99,080
General Electric Capital Corp.                      3.749%      9/17/2001              88,942          88,795
General Electric Capital Corp.                      3.836%       9/4/2001             475,000         474,850
General Electric Capital Corp.                      4.446%      10/2/2001             100,000          99,625
General Electric Capital Corp.                      4.518%      9/21/2001             200,000         199,509
General Electric Capital Corp.                      4.539%      9/28/2001             139,864         139,454
General Electric Capital Corp.                      4.547%     10/29/2001             150,000         148,929
General Electric Capital Corp.                       7.00%       3/1/2002              88,505          89,318
Household Finance Corp.                             3.714%      9/12/2001             150,000         149,831
Intrepid Funding                                    3.437%     11/14/2001              60,489          60,065
Intrepid Funding                                    3.522%     11/15/2001             139,240         138,236
Intrepid Funding                                     3.53%      9/20/2001              59,271          59,161
Intrepid Funding                                    3.536%     10/17/2001              52,254          52,019
Intrepid Funding                                    3.698%       9/7/2001              20,050          20,038
Intrepid Funding                                    3.733%      10/5/2001              48,924          48,753
Old Line Funding Corp.                              3.558%      9/24/2001              44,734          44,633
Old Line Funding Corp.                              3.559%      9/25/2001              23,058          23,003
Old Line Funding Corp.                              3.703%      9/17/2001              34,366          34,310
Park Avenue Receivable Corp.                         3.54%      9/26/2001              74,000          73,819
Park Avenue Receivable Corp.                         3.54%      9/27/2001             158,078         157,675
Private Export Funding Corp.                        3.687%     10/18/2001              16,150          16,073
Three Rivers Funding                                 3.55%      9/20/2001              99,580          99,394
Three Rivers Funding                                3.577%      9/11/2001              52,035          51,983
Wells Fargo Financial, Inc.                         3.651%      9/20/2001             125,000         124,761
                                                                                                    ---------
                                                                                                    6,179,302
                                                                                                    ---------

INDUSTRIAL (1.7%)
Chevron UK Investment PLC                           3.481%     11/15/2001              25,000          24,820
Chevron UK Investment PLC                           3.661%      9/20/2001              15,000          14,971
Chevron UK Investment PLC                           3.662%      9/24/2001              10,000           9,977


==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
                                                    YIELD**          DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                               3.682%        9/6/2001              48,000          47,976
Equilon Enterprises LLC                            3.654%       9/24/2001              20,000          19,954
Equilon Enterprises LLC                            3.673%       9/12/2001              50,000          49,944
Equilon Enterprises LLC                            3.731%        9/7/2001              12,900          12,892
First Data Corp.                                   3.524%        9/5/2001              70,100          70,073
First Data Corp.                                   3.742%       9/11/2001              41,000          40,958
Merck & Co.                                        3.721%        9/4/2001             167,483         167,431
Wal Mart Stores Inc.                               3.425%      11/30/2001             460,000         459,945
                                                                                                      -------
                                                                                                      918,941
                                                                                                      -------
INSURANCE (1.2%)
Aegon Funding Corp.                                3.582%       11/2/2001              93,000          92,431
ING America Insurance Holdings Inc.                3.571%       11/5/2001              25,000          24,840
ING America Insurance Holdings Inc.                3.734%       10/1/2001              34,050          33,945
ING America Insurance Holdings Inc.                3.736%       10/5/2001              31,000          30,892
ING America Insurance Holdings Inc.                3.849%       9/10/2001              25,000          24,976
MetLife Funding Inc.                               3.529%       9/25/2001              49,589          49,473
Prudential Funding                                 3.694%      10/11/2001             100,000          99,593
Prudential PLC                                      3.51%       11/7/2001              20,000          19,870
Prudential PLC                                     3.558%      10/26/2001              29,300          29,141
Prudential PLC                                     3.592%       9/27/2001              50,000          49,871
Prudential PLC                                     3.593%       9/28/2001              27,068          26,996
Prudential PLC                                     3.607%       10/9/2001              41,300          41,144
Prudential PLC                                     3.664%      10/22/2001              50,000          49,743
Prudential PLC                                     3.744%       9/10/2001              50,000          49,954
                                                                                                     --------
                                                                                                      622,869
                                                                                                     --------

UTILITIES (1.7%)
BellSouth Corp.                                     3.48%       11/8/2001             125,000         124,185
BellSouth Corp.                                     3.48%       11/9/2001              67,150          66,706
SBC Communications Inc.                            3.468%       11/7/2001              50,000          49,680
SBC Communications Inc.                            3.547%      10/25/2001              36,000          35,810
SBC Communications Inc.                            3.547%      10/26/2001              48,850          48,587
SBC Communications Inc.                            3.613%       10/3/2001              50,000          49,840
SBC Communications Inc.                            3.621%       9/27/2001              41,655          41,547
Verizon Global Funding Corp.                       3.516%      10/16/2001              54,182          53,945
Verizon Global Funding Corp.                       3.518%      10/22/2001              46,500          46,269
Verizon Global Funding Corp.                       3.557%      10/23/2001              20,050          19,948
Verizon Global Funding Corp.                       3.619%       9/24/2001              60,000          59,862
Verizon Global Funding Corp.                        3.62%       9/25/2001              50,000          49,880
Verizon Global Funding Corp.                        3.63%       9/17/2001              22,700          22,664
Verizon Global Funding Corp.                       3.638%       9/18/2001              50,000          49,915
Verizon Global Funding Corp.                       3.704%       9/11/2001              40,000          39,959
Verizon Global Funding Corp.                       3.705%       9/13/2001              38,500          38,453
Verizon Global Funding Corp.                       3.719%       9/20/2001              63,500          63,376
Verizon Global Funding Corp.                       3.721%       9/26/2001              40,000          39,898
Verizon Global Funding Corp.                       3.799%       9/12/2001              45,300          45,248
                                                                                                     --------
                                                                                                      945,772
                                                                                                      -------

FOREIGN BANKS (3.4%)
ABN-AMRO North America Finance Inc.                4.521%      10/11/2001             200,000         199,018
CBA (Delaware) Finance Inc.                        3.548%       9/24/2001             300,000         299,321
CBA (Delaware) Finance Inc.                        3.664%      10/12/2001             100,000          99,587
CBA (Delaware) Finance Inc.                        3.664%      10/16/2001             100,000          99,546
CBA (Delaware) Finance Inc.                        3.857%        9/4/2001             100,000          99,968
Dexia (Delaware) Bank LLC                          3.567%      10/26/2001             100,000          99,459


==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
PRIME MONEY MARKET FUND                             YIELD**          DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
Dexia (Delaware) Bank LLC                          3.60%       10/24/2001              50,000          49,737
Dexia (Delaware) Bank LLC                         3.602%       10/23/2001             100,000          99,484
Dexia (Delaware) Bank LLC                         4.521%        9/21/2001              49,850          49,728
Halifax PLC                                       4.521%        9/21/2001              25,000          24,939
Int-Nle Nederlanden U.S. Funding                  3.718%       12/27/2001             100,000          98,814
Landesbank Schleswig-Holstein                     3.475%       11/14/2001              49,500          49,149
Lloyds Bank                                       3.549%        11/1/2001              45,797          45,524
Lloyds Bank                                       3.562%        11/6/2001              20,000          19,871
Lloyds Bank                                       3.725%       12/19/2001             100,000          98,892
Societe Generale N.A. Inc.                        4.521%        9/20/2001              49,000          48,886
UBS (Delaware) Finance, Inc.                      4.426%       10/11/2001             100,000          99,519
Westpac Capital Corp.                             4.416%       10/11/2001              79,800          79,417
Westpac Trust Securities New Zealand Ltd.         3.559%       10/30/2001              99,580          99,004
Westpac Trust Securities New Zealand Ltd.         4.417%       10/11/2001             100,000          99,520
                                                                                                    ---------
                                                                                                    1,859,383
                                                                                                    ---------
FOREIGN GOVERNMENT (1.2%)
Electricite de France                             3.498%        9/17/2001              50,000          49,922
Electricite de France                              3.51%        9/21/2001              25,000          24,951
Government of Canada Bills                         4.52%        9/20/2001             100,000          99,767
Government of Canada Bills                        4.522%        9/24/2001             200,000         199,435
KFW International Finance Inc.                     3.74%       12/11/2001              20,000          19,794
KFW International Finance Inc.                    3.827%        10/2/2001              24,500          24,420
Province of Ontario                               4.427%        10/9/2001              50,600          50,369
Reseau Ferre de France                            3.479%        12/7/2001             120,000         118,886
Reseau Ferre de France                             3.84%        10/9/2001              72,000          71,713
                                                                                                     --------
                                                                                                      659,257
                                                                                                     --------

FOREIGN INDUSTRIAL (1.3%)
Glaxo Wellcome PLC                                3.552%        11/9/2001              60,000          59,595
Glaxo Wellcome PLC                                3.664%       10/11/2001              12,500          12,450
Glaxo Wellcome PLC                                3.664%       10/12/2001              55,200          54,972
Glaxo Wellcome PLC                                3.682%        10/3/2001              33,075          32,968
Glaxo Wellcome PLC                                3.684%        9/20/2001              75,000          74,855
Glaxo Wellcome PLC                                3.733%        9/28/2001              20,750          20,692
Total Fina Elf Capital                            3.509%        9/17/2001              23,696          23,659
Total Fina Elf Capital                            3.509%        9/20/2001              49,250          49,159
Total Fina Elf Capital                             3.51%        9/21/2001              98,000          97,809
Total Fina Elf Capital                             3.51%        9/24/2001              52,500          52,383
Total Fina Elf Capital                            3.621%        9/27/2001             260,000         259,324
                                                                                                      -------
                                                                                                      737,866
                                                                                                      -------

--------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $13,532,176)                                                                               13,532,176
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (15.4%)
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--U.S. BANKS (3.2%)
Chase Manhattan Bank                               3.63%        9/25/2001             300,000         300,000
Citibank, N.A.                                     3.46%       11/19/2001             100,000         100,000
Citibank, N.A.                                     3.47%       11/15/2001             190,500         190,500
Citibank, N.A.                                     3.59%        11/2/2001             275,000         275,000
State Street Bank & Trust                          3.47%       11/14/2001             200,000         200,000
State Street Bank & Trust                          3.63%        9/24/2001             200,000         200,000
State Street Bank & Trust                          3.63%        9/25/2001             200,000         200,000
State Street Bank & Trust                          3.68%        9/13/2001             250,000         250,000
                                                                                                    ---------
                                                                                                    1,715,500
                                                                                                    ---------


==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
                                                    YIELD**          DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--U.S. BRANCHES (12.2%)
Bank of Montreal                                   3.72%        10/2/2001             250,000         250,000
Barclays Bank PLC                                 3.585%         9/5/2001             250,000         249,992
Barclays Bank PLC                                  4.60%        4/19/2002             100,000          99,988
Bayerische Landesbank Girozentrale                 3.64%       12/19/2001             100,000         100,045
Bayerische Landesbank Girozentrale                 3.77%       12/14/2001               9,000           9,002
Bayerische Landesbank Girozentrale                 4.51%        10/9/2001             100,000         100,006
BNP Paribas                                        3.46%       11/19/2001             150,000         150,000
BNP Paribas                                        3.60%        9/28/2001             200,000         200,000
BNP Paribas                                        3.79%        9/10/2001             150,000         150,000
Credit Agricole Indosuez                           3.61%        11/5/2001             105,000         105,011
Credit Agricole Indosuez                           3.66%        9/20/2001             100,000         100,000
Credit Agricole Indosuez                           3.70%        1/14/2002             100,000         100,000
Deutsche Bank AG                                   3.56%       10/22/2001             200,000         200,000
Deutsche Bank AG                                   3.65%        9/17/2001              80,000          80,000
Deutsche Bank AG                                   4.58%       10/18/2001             350,000         350,000
Dexia Bank                                         3.66%       10/18/2001             120,000         120,000
Dexia Bank                                         3.73%        10/9/2001             270,000         270,000
Dexia Bank                                         3.84%         9/7/2001              99,000          99,000
Landesbank Baden-Wurttemberg                       3.75%        11/5/2001             440,000         440,000
Landesbank Baden-Wurttemberg                       4.68%        9/24/2001              50,000          50,002
Lloyds Bank                                        3.63%        9/24/2001              50,000          50,000
Rabobank Nederlanden                               3.88%        7/19/2002              50,000          49,929
Rabobank Nederlanden                              4.135%        5/29/2002             200,000         199,971
Rabobank Nederlanden                              4.215%        5/16/2002             199,250         199,236
Rabobank Nederlanden                               4.50%        4/17/2002             200,000         199,988
Rabobank Nederlanden                               4.60%        4/19/2002              97,000          96,941
Rabobank Nederlanden                               4.78%        3/11/2002              55,000          55,041
Rabobank Nederlanden                               5.02%         2/6/2002             200,000         199,992
Robabank Nederlanden                               5.09%        2/12/2002             199,800         199,783
Societe Generale                                   4.50%       10/15/2001             300,000         300,000
Societe Generale                                   5.30%        1/16/2002             100,000         100,520
Toronto Dominion Bank                              3.64%        9/20/2001             150,000         150,000
Toronto Dominion Bank                              3.71%        10/9/2001             200,000         200,004
Toronto Dominion Bank                              3.84%         9/4/2001             155,000         155,000
Toronto Dominion Bank                              3.84%         9/5/2001             200,000         200,000
UBS AG                                            3.855%        6/21/2002              15,000          14,971
UBS AG                                             4.01%         7/2/2002              75,000          74,957
UBS AG                                             4.03%        6/12/2002             100,000         100,000
UBS AG                                             4.03%         7/9/2002             150,000         149,988
UBS AG                                            4.605%        3/28/2002             300,000         299,967
UBS AG                                             5.05%         2/6/2002             200,000         199,992
Westdeutsche Landesbank                            3.60%        9/27/2001             200,000         200,000
                                                                                                    ---------
                                                                                                    6,619,326
                                                                                                    ---------

--------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $8,334,826)                                                                                  8,334,826
--------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (17.1%)
--------------------------------------------------------------------------------------------------------------
Abbey National PLC                                 3.63%        9/25/2001             109,000         109,000
Abbey National PLC                                 3.66%       10/22/2001             170,000         170,014
Abbey National PLC                                 3.77%        9/18/2001             250,000         250,000
Abbey National PLC                                 4.14%         6/3/2002              50,000          50,025
Abbey National PLC                                 4.16%        5/29/2002              50,000          50,007
Abbey National PLC                                 4.17%        7/31/2002             150,000         150,049


==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
PRIME MONEY MARKET FUND                             YIELD**          DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
Abbey National PLC                                 4.51%        4/17/2002             200,000         200,000
Abbey National PLC                                 4.52%        4/17/2002             191,000         190,895
Barclays Bank PLC                                  3.61%       10/25/2001             100,000         100,001
Barclays Bank PLC                                  3.82%        9/11/2001             100,000         100,000
Barclays Bank PLC                                  4.11%        5/20/2002              25,000          24,979
Barclays Bank PLC                                  4.43%        4/10/2002              95,000          94,959
Barclays Bank PLC                                  4.55%        9/28/2001             100,000         100,000
Barclays Bank PLC                                  4.55%       10/18/2001              50,000          50,012
Barclays Bank PLC                                  4.58%        9/28/2001             200,000         200,001
Barclays Bank PLC                                  4.61%        3/21/2002              89,000          89,028
Barclays Bank PLC                                  4.63%        9/28/2001             110,000         110,006
Bayerische Hypo und Vereinsbank AG                 3.48%       11/14/2001              75,000          75,000
Bayerische Hypo und Vereinsbank AG                 3.60%        11/1/2001             125,000         125,010
Bayerische Hypo und Vereinsbank AG                 3.66%       10/15/2001             100,000         100,000
Bayerische Hypo und Vereinsbank AG                 3.73%        10/9/2001             200,000         200,000
Bayerische Landesbank Girozentrale                 3.67%       10/18/2001             100,000         100,001
Bayerische Landesbank Girozentrale                 3.75%        12/5/2001             120,000         120,021
Bayerische Landesbank Girozentrale                 3.79%        12/3/2001             123,000         123,034
Bayerische Landesbank Girozentrale                 4.53%        9/26/2001             125,000         125,001
Bayerische Landesbank Girozentrale                4.565%        9/24/2001              71,000          71,000
Bayerische Landesbank Girozentrale                 4.58%        9/24/2001             180,000         180,000
BNP Paribas                                       3.645%        9/24/2001             100,000         100,003
Citibank, N.A.                                     6.03%         9/4/2001             100,000         100,007
Credit Agricole Indosuez                           3.66%       10/22/2001              50,000          50,004
Credit Agricole Indosuez                           3.85%         9/7/2001             100,000         100,000
Credit Agricole Indosuez                           4.56%        9/26/2001             100,000         100,003
Credit Agricole Indosuez                           4.75%        9/17/2001              42,000          42,003
Deutsche Bank AG                                   3.61%       10/12/2001             150,000         149,999
Deutsche Bank AG                                   3.67%       10/15/2001             100,000         100,001
Deutsche Bank AG                                   4.57%        9/27/2001             168,000         168,001
Deutsche Bank AG                                   4.61%        9/24/2001             200,000         200,004
Halifax PLC                                        3.46%       11/20/2001             150,000         150,000
Halifax PLC                                        3.48%       11/14/2001             335,000         335,000
Halifax PLC                                        3.60%       10/26/2001             140,000         140,000
Halifax PLC                                        3.63%        10/1/2001             150,000         150,000
Halifax PLC                                        4.10%         7/3/2002             250,000         250,036
Halifax PLC                                        4.13%        5/31/2002             100,000         100,000
Halifax PLC                                        5.08%         2/4/2002              50,000          49,991
ING Bank                                           3.61%       10/26/2001              85,000          85,000
ING Bank                                           3.63%        10/2/2001              75,000          75,000
ING Bank                                           3.63%        1/22/2002              90,000          90,000
ING Bank                                           3.68%       10/18/2001             200,000         200,000
ING Bank                                           3.79%        9/14/2001             110,000         110,000
ING Bank                                           3.82%        9/11/2001             200,000         200,000
ING Bank                                           3.86%         9/7/2001             100,000         100,000
ING Bank                                           4.63%        9/28/2001             100,000         100,000
Landesbank Baden-Wurttemberg                       3.74%        9/19/2001             130,000         130,000
Landesbank Baden-Wurttemberg                       3.74%        10/9/2001             200,000         200,002
Landesbank Baden-Wurttemberg                       3.83%        9/10/2001             100,000         100,000
Landesbank Hessen-Thueringen                       3.43%        2/25/2002             196,000         195,979
Landesbank Hessen-Thueringen                       3.72%        1/16/2002             100,000         100,007
Landesbank Hessen-Thueringen                       3.83%        9/10/2001             350,000         350,001
Landesbank Hessen-Thueringen                       3.85%         9/7/2001              75,000          75,000
Landesbank Hessen-Thueringen                       4.84%        9/12/2001              50,000          50,017


==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
                                                    YIELD**          DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------

Lloyds Bank                                        3.61%       10/30/2001             155,000         155,012
Lloyds Bank                                        4.08%        5/20/2002              40,000          39,957
Lloyds Bank                                        4.63%        9/20/2001              50,000          50,001
Lloyds Bank                                        5.07%        1/25/2002             100,000         100,002
Lloyds Bank                                        5.22%        1/30/2002             200,000         200,017
Rabobank Nederlanden                               3.60%       10/23/2001              75,000          75,000
Societe Generale                                   3.60%       10/23/2001             165,000         165,025
Societe Generale                                   3.69%       10/11/2001             200,000         200,007
Westdeutsche Landesbank                            3.61%        9/28/2001             100,000         100,000
Westdeutsche Landesbank                            3.63%       10/24/2001             100,000         100,000
Westdeutsche Landesbank                            3.65%        9/20/2001             150,000         150,000
Westdeutsche Landesbank                            3.81%        9/13/2001             250,000         250,000
--------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Cost $9,289,122)                                                                                9,289,122
--------------------------------------------------------------------------------------------------------------
OTHER NOTES (3.0%)
--------------------------------------------------------------------------------------------------------------
Bank of America National Assn.                     4.43%       10/11/2001             250,000         250,000
Dakota Certificates                               3.549%        9/24/2001              50,000          49,887
Dakota Certificates                               3.701%         9/6/2001             200,000         199,897
Emerald Certificates                              3.519%       10/24/2001              29,500          29,348
Emerald Certificates                              3.521%        11/2/2001              97,000          96,415
Emerald Certificates                               3.53%       10/30/2001              37,775          37,558
LaSalle National Bank                              3.73%        10/3/2001             150,000         150,000
NewCastle Certificates                            3.725%         9/7/2001             200,000         199,876
SMM Trust                                         3.851%        9/19/2001              55,000          55,000
Wells Fargo                                        3.49%        11/8/2001              50,000          50,000
Wells Fargo                                        3.63%       10/19/2001             100,000         100,000
Wells Fargo                                        3.63%       10/22/2001             400,000         400,000
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER NOTES
     (Cost $1,617,981)                                                                              1,617,981
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%)
     (Cost $54,048,239)                                                                            54,048,239
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                  508,580
Liabilities                                                                                          (211,381)
                                                                                                    ---------
                                                                                                      297,199
                                                                                                    ---------
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                 $54,345,438
==============================================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Adjustable Rate Note.

--------------------------------------------------------------------------------
                                                                          AMOUNT
PRMIE MONEY MARKET FUND                                                    (000)
--------------------------------------------------------------------------------
AT AUGUST 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital $54,344,794
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                               644
--------------------------------------------------------------------------------
NET ASSETS                                                           $54,345,438
================================================================================
Investor Shares--Net Assets
Applicable to 50,494,990,066 outstanding $.001
par value shares of beneficial interest (unlimited authorization)    $50,495,594
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                 $1.00
================================================================================
Institutional Shares--Net Assets
Applicable to 3,849,814,151 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $3,849,844
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                            $1.00
================================================================================
24


==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
FEDERAL MONEY MARKET FUND                          YIELD**           DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.0%)
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                            3.406%        2/22/2002              52,000          51,158
Federal Home Loan Bank                             3.41%       11/19/2001(1)          330,000         329,810
Federal Home Loan Bank                             3.49%         2/6/2002              40,000          39,398
Federal Home Loan Bank                             3.54%       10/19/2001(1)           40,000          39,996
Federal Home Loan Bank                             3.57%       10/12/2001(1)          190,000         189,985
Federal Home Loan Bank                             3.59%        10/3/2001(1)          375,000         374,764
Federal Home Loan Bank                             3.73%        9/13/2001(1)          375,000         374,850
Federal Home Loan Bank                            3.733%         9/7/2001              50,000          49,969
Federal Home Loan Bank                             3.76%         9/5/2001             700,281         699,991
Federal Home Loan Bank                            4.875%        1/22/2002              30,000          29,978
Federal Home Loan Bank                            6.505%       11/27/2001              30,200          30,371
Federal Home Loan Bank                             7.25%        5/15/2002             105,000         107,131
Federal Home Loan Mortgage Corp.                  3.423%        2/28/2002             410,000         403,102
Federal Home Loan Mortgage Corp.          3.551%-;3.561%        9/27/2001             385,438         384,456
Federal Home Loan Mortgage Corp.          3.567%-;3.631%        7/18/2002             150,000         145,347
Federal Home Loan Mortgage Corp.                   3.61%        9/13/2001              41,790          41,740
Federal Home Loan Mortgage Corp.                  3.623%       10/18/2001             200,000         199,063
Federal Home Loan Mortgage Corp.                   3.65%       10/11/2001             200,000         199,196
Federal Home Loan Mortgage Corp.                  3.712%         9/4/2001              50,000          49,985
Federal Home Loan Mortgage Corp.          3.935%-;3.945%        11/8/2001              45,620          45,287
Federal Home Loan Mortgage Corp.                  5.037%        1/31/2002             100,000          97,971
Federal Home Loan Mortgage Corp.                  5.444%         1/3/2002              50,000          49,111
Federal National Mortgage Assn.                   3.395%        2/14/2002              83,353          82,069
Federal National Mortgage Assn.           3.505%-;3.508%         9/5/2001(1)          650,000         649,783
Federal National Mortgage Assn.                    3.52%       10/27/2001(1)          175,000         174,855
Federal National Mortgage Assn.                   3.565%        7/12/2002              48,900          47,429
Federal National Mortgage Assn.                   3.613%       12/13/2001              65,000          64,338
Federal National Mortgage Assn.                   3.634%        7/26/2002             124,840         120,861
Federal National Mortgage Assn.                   3.658%       10/11/2001             320,000         318,711
Federal National Mortgage Assn.                   3.932%        11/2/2001              50,000          49,668
Federal National Mortgage Assn.                   3.934%        11/8/2001              33,982          33,734
Federal National Mortgage Assn.                   4.184%        4/19/2002             100,000          97,432
Federal National Mortgage Assn.                   4.188%         4/5/2002              19,775          19,297
Federal National Mortgage Assn.                   5.086%        2/11/2002              77,137          75,447
Federal National Mortgage Assn.                   5.092%         2/8/2002              75,000          73,383
Federal National Mortgage Assn.           6.438%-;6.462%       11/16/2001             289,405         285,699
Federal National Mortgage Assn.                    6.44%       11/21/2001              31,500          31,666
Federal National Mortgage Assn.                    6.48%        11/2/2001              86,875          87,230
Federal National Mortgage Assn.                    6.56%       10/16/2001              12,363          12,400
Federal National Mortgage Assn.                   6.625%        1/15/2002             100,000         100,356
Federal National Mortgage Assn.                    6.64%        9/18/2001             180,000         179,997
U.S. Treasury Bill                                3.335%        2/21/2002              15,000          14,764
U.S. Treasury Bill                                3.536%       10/25/2001              10,000           9,947
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $6,461,725)                                                                                 6,461,725
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 FACE    MARKET
                                                    MATURITY   AMOUNT    VALUE*
FEDERAL MONEY MARKET FUND               YIELD**         DATE    (000)     (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
--------------------------------------------------------------------------------
Societe General (NY) Bank
 (Dated 8/31/2001, Repurchase
   Value $28,460,000
 Collateralized by Federal
   National Mortgage Assn.
 5.00%, 2/14/2003)
 (Cost $28,448)                         3.70%       9/4/2001   28,448    28,448
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%)
 (Cost $6,490,173)                                                    6,490,173
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     58,087
Liabilities                                                             (21,101)
                                                                        --------
                                                                         36,986
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 6,527,204,216 outstanding $.001
par value shares of beneficial interest
 (unlimited authorization)                                           $6,527,159
================================================================================

NET ASSET VALUE PER SHARE $1.00
================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Adjustable Rate Note.

--------------------------------------------------------------------------------
AT AUGUST 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                               AMOUNT       PER
                                                              (000)       SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                            $6,527,233     $1.00
Undistributed Net Investment Income                               --         --
Accumulated Net Realized Losses                                  (74)        --
NET ASSETS                                                 $6,527,159     $1.00
================================================================================

==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
TREASURY MONEY MARKET FUND                         YIELD**           DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (99.6%)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                 3.336%       2/14/2002            $150,000        $147,728
U.S. Treasury Bill                                 3.348%       2/21/2002             150,000         147,627
U.S. Treasury Bill                                 3.378%      11/15/2001             275,283         273,368
U.S. Treasury Bill                                 3.394%       9/27/2001             221,152         220,601
U.S. Treasury Bill                                 3.402%        2/7/2002             235,000         231,527
U.S. Treasury Bill                                 3.443%       1/31/2002             150,000         147,856
U.S. Treasury Bill                                 3.445%      11/23/2001             523,302         519,260
U.S. Treasury Bill                                 3.448%       9/13/2001               6,884           6,876
U.S. Treasury Bill                                 3.465%       12/6/2001             100,000          99,091
U.S. Treasury Bill                                 3.501%      10/25/2001               1,450           1,442
U.S. Treasury Bill                                 3.525%       1/17/2002             149,931         147,960
U.S. Treasury Bill                                 3.529%       1/24/2002             250,000         246,536
U.S. Treasury Bill                                 3.534%        1/3/2002             130,000         128,446
U.S. Treasury Bill                                 3.582%      10/11/2001             80,000           79,684
U.S. Treasury Bill                                 3.587%      10/18/2001             270,177         268,925
U.S. Treasury Bill                                 3.687%       11/8/2001             264,469         262,672
U.S. Treasury Bill                                 4.087%       10/4/2001             166,606         166,039
U.S. Treasury Bill                                 4.265%       9/20/2001             456,770         455,869
U.S. Treasury Bill                                 4.646%        9/6/2001             400,102         399,869
U.S. Treasury Inflation-Indexed Note               3.625%       7/15/2002              44,454          45,176
U.S. Treasury Note                         5.625%-;6.375%       9/30/2001             219,095         219,383
U.S. Treasury Note                                 5.875%      11/30/2001              80,000          80,164
U.S. Treasury Note                                  6.25%      10/31/2001              40,000          40,124
U.S. Treasury Note                                  7.50%     11/15/2001              100,000         100,741
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
                (Cost $4,436,964)                                                                   4,436,964
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                   54,478
Liabilities                                                                                           (38,884)
                                                                                                    ---------
                                                                                                       15,594
                                                                                                    ---------
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
==============================================================================================================
Applicable to 4,451,900,595 outstanding $.001 par value shares of beneficial
  interest (unlimited authorization)                                                               $4,452,558
==============================================================================================================
NET ASSET VALUE PER SHARE                                                                               $1.00
==============================================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

--------------------------------------------------------------------------------------------------------------
AT AUGUST 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT             PER
                                                                                        (000)           SHARE
--------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                    $4,451,920           $1.00
Undistributed Net Investment Income                                                       --               --
Accumulated Net Realized Gains                                                            638              --
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $4,452,558           $1.00
==============================================================================================================

==============================================================================================================
                                                                                         FACE          MARKET
                                                                 MATURITY              AMOUNT          VALUE*
ADMIRAL TREASURY MONEY MARKET FUND                 YIELD**           DATE               (000)           (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (99.4%)
U.S. Treasury Bill                                 3.336%       2/14/2002           $ 270,000      $  265,910
U.S. Treasury Bill                                 3.348%       2/21/2002             300,000         295,253
U.S. Treasury Bill                                 3.378%      11/15/2001             266,625         264,766
U.S. Treasury Bill                                 3.394%       9/27/2001             485,813         484,610
U.S. Treasury Bill                                 3.402%        2/7/2002             575,000         566,497
U.S. Treasury Bill                                 3.443%       1/31/2002             193,253         190,493
U.S. Treasury Bill                                 3.445%      11/23/2001             867,000         860,312
U.S. Treasury Bill                                 3.448%       9/13/2001              37,183          37,140
U.S. Treasury Bill                                 3.465%       12/6/2001             200,000         198,181
U.S. Treasury Bill                                 3.501%      10/25/2001              31,376          31,213
U.S. Treasury Bill                                 3.525%       1/17/2002             325,761         321,485
U.S. Treasury Bill                                 3.529%       1/24/2002             350,000         345,138
U.S. Treasury Bill                                 3.534%        1/3/2002             248,863         245,888
U.S. Treasury Bill                                 3.582%      10/11/2001             149,248         148,661
U.S. Treasury Bill                                 3.587%      10/18/2001             449,915         447,830
U.S. Treasury Bill                                 3.687%       11/8/2001             452,127         449,073
U.S. Treasury Bill                                 4.087%       10/4/2001             208,095         207,380
U.S. Treasury Bill                                 4.265%       9/20/2001             719,050         717,622
U.S. Treasury Bill                                 4.646%        9/6/2001             836,248         835,777
U.S. Treasury Inflation-Indexed Note               3.625%       7/15/2002              66,682          67,764
U.S. Treasury Note                                 5.625%       9/30/2001             307,905         308,250
U.S. Treasury Note                                 5.875%      11/30/2001             120,000         120,247
U.S. Treasury Note                                  6.25%      10/31/2001              60,000          60,187
U.S. Treasury Note                                 6.375%       9/30/2001             130,000         130,220
U.S. Treasury Note                                  7.50%      11/15/2001             200,000         201,385
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $7,801,282)                                                                                 7,801,282
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                   69,706
Liabilities                                                                                           (19,568)
                                                                                                      -------
                                                                                                       50,138
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------
Applicable to 7,850,817,182 outstanding $.001 par value
 shares of beneficial interest (unlimited authorization)                                           $7,851,420
==============================================================================================================
NET ASSET VALUE PER SHARE                                                                               $1.00
==============================================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

--------------------------------------------------------------------------------------------------------------
AT AUGUST 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------

                                                                                       AMOUNT             PER
                                                                                        (000)           SHARE
--------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                    $7,850,817           $1.00
Undistributed Net Investment Income                                                        --              --
Accumulated Net Realized Gains                                                            603              --
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $7,851,420           $1.00
==============================================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the two most recent reporting periods, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) of investments during the periods. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.


-------------------------------------------------------------------------------------------------
                                               PRIME                            FEDERAL
                                        MONEY MARKET FUND                MONEY MARKET FUND
                                ---------------------------             -------------------------
                                  DEC. 1, 2000 TO     YEAR ENDED   DEC. 1, 2000 TO    YEAR ENDED
                                    AUG. 31, 2001  NOV. 30, 2000  AUG. 31, 2001    NOV. 30, 2000
                                            (000)          (000)          (000)            (000)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                            $ 2,057,898    $ 2,871,697        $ 235,601       $ 338,422
-------------------------------------------------------------------------------------------------
   Total Income                        2,057,898      2,871,697          235,601         338,422
-------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
 Investment Advisory Services              4,977          5,045              567             613
 Management and Administrative
   Investor Shares                       108,872        128,118           13,283          16,038
   Institutional Shares*                   2,563          2,491               --              --
 Marketing and Distribution
   Investor Shares                         6,527          7,311              791             936
   Institutional Shares*                     415            319               --              --
 Custodian Fees                              609            718               70              91
 Auditing Fees                                 8             31                8              11
 Shareholders' Reports
   Investor Shares                           603            894               81             125
   Institutional Shares*                       1              2               --              --
 Trustees' Fees and Expenses                  66             58                7               7
   Total Expenses                        124,641        144,987           14,807          17,821
   Expenses Paid Indirectly--Note C          (8)             --              (5)             (4)
   Net Expenses                          124,633        144,987           14,802          17,817
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                  1,933,265      2,726,710          220,799         320,605
-------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 ON INVESTMENT SECURITIES SOLD             1,660           (957)              39            (202)
-------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENT SECURITIES                     --             --               --              --
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS            $1,934,925     $2,725,753         $220,838        $320,403
=================================================================================================
*Only the Prime Money Market Fund offers Institutional Shares.

-------------------------------------------------------------------------------------------------
                                             TREASURY                      ADMIRAL TREASURY
                                        MONEY MARKET FUND                  MONEY MARKET FUND
                                ---------------------------             -------------------------
                                  DEC. 1, 2000 TO     YEAR ENDED   DEC. 1, 2000 TO    YEAR ENDED
                                    AUG. 31, 2001  NOV. 30, 2000  AUG. 31, 2001    NOV. 30, 2000
                                            (000)          (000)          (000)            (000)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Interest                               $ 161,766      $ 250,599         $196,312        $363,791
-------------------------------------------------------------------------------------------------
Total Income                             161,766        250,599          196,312         363,791
-------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
Investment Advisory Services                 414            500              546             678
Management and Administrative
 Investor Shares                           9,529         12,647            4,875           7,190
Institutional Shares*                         --             --               --              --
Marketing and Distribution
 Investor Shares                             580            781              784             952
 Institutional Shares*                        --             --               --              --
Custodian Fees                                55             71               71              96
Auditing Fees                                  8             10                8              10
Shareholders' Reports
 Investor Shares                              63            106               56              80
 Institutional Shares*                        --             --               --              --
Trustees' Fees and Expenses                    6              6                6               8
 Total Expenses                           10,655         14,121            6,346           9,014
 Expenses Paid Indirectly--Note C             --             --               --              --
 Net Expenses                             10,655         14,121            6,346           9,014
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                    151,111        236,478          189,966         354,777
-------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT
 SECURITIES SOLD                             333            (63)             334             242
-------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENT SECURITIES                        --             --               --              --
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $151,444       $236,415         $190,300        $355,019
=================================================================================================
*Only the Prime Money Market Fund offers Institutional Shares.

30

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.


--------------------------------------------------------------------------------
                                                        PRIME
                                                 MONEY MARKET FUND
                                            ------------------------------------
                                     DEC. 1, 2000 TO       YEAR ENDED NOV. 30,
                                       AUG. 31, 2001      2000              1999
                                               (000)      (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                    $ 1,933,265   $ 2,726,710  $ 1,865,313
Realized Net Gain (Loss)                       1,660          (957)         462
Unrealized Appreciation (Depreciation)            --            --           --
--------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
 Resulting from Operations                 1,934,925     2,725,753    1,865,775
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
 Investor Shares                          (1,806,648)   (2,598,933)  (1,797,001)
 Institutional Shares                       (126,617)     (127,777)     (68,312)
--------------------------------------------------------------------------------
 Total Dividends                          (1,933,265)   (2,726,710)  (1,865,313)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
 INVESTOR SHARES (AT $1.00)
 Issued                                   41,966,721    60,007,872   50,885,818
 Issued in Lieu of
  Cash Distributions                       1,743,950     2,506,609    1,727,975
Redeemed                                 (38,934,982)  (56,225,638) (46,916,245)
--------------------------------------------------------------------------------
Net Increase (Decrease)--
  Investor Shares                          4,775,689     6,288,843    5,697,548
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
 INSTITUTIONAL SHARES (AT $1.00)
 Issued                                    4,795,545     4,911,250    3,264,695
 Issued in Lieu of Cash Distributions        114,306       105,745       62,112
 Redeemed                                 (3,720,313)   (4,132,514)  (2,693,960)
--------------------------------------------------------------------------------
 Net Increase (Decrease)
  --Institutional Shares                   1,189,538       884,481      632,847
--------------------------------------------------------------------------------
Total Increase (Decrease)                  5,966,887     7,172,367    6,330,857
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                      48,378,551    41,206,184   34,875,327
--------------------------------------------------------------------------------
End of Period                            $54,345,438   $48,378,551  $41,206,184
================================================================================

--------------------------------------------------------------------------------
                                                        FEDERAL
                                                 MONEY MARKET FUND
                                            ------------------------------------
                                     DEC. 1, 2000 TO       YEAR ENDED NOV. 30,
                                       AUG. 31, 2001      2000              1999
                                               (000)      (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                     $ 220,799     $ 320,605    $ 228,431
 Realized Net Gain (Loss)                         39         (202)          159
 Unrealized Appreciation (Depreciation)           --            --           --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                 220,838       320,403      228,590
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME        (220,799)     (320,605)    (228,431)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
 Issued                                    4,217,035     4,999,148    4,831,291
 Issued in Lieu of Cash Distributions        213,223       309,916      220,153
 Redeemed                                 (3,398,529)   (5,056,665)  (4,071,311)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
  Capital Share Transactions               1,031,729       252,399      980,133
--------------------------------------------------------------------------------
Total Increase (Decrease)                  1,031,768       252,197      980,292
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      5,495,391     5,243,194    4,262,902
--------------------------------------------------------------------------------
  End of Period                           $6,527,159    $5,495,391   $5,243,194
================================================================================

--------------------------------------------------------------------------------
                                                        TREASURY
                                                 MONEY MARKET FUND
                                            ------------------------------------
                                     DEC. 1, 2000 TO       YEAR ENDED NOV. 30,
                                       AUG. 31, 2001      2000              1999
                                               (000)      (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                     $ 151,111     $ 236,478    $ 191,010
 Realized Net Gain (Loss)                        333           (63)         292
 Unrealized Appreciation (Depreciation)           --            --           --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                 151,444       236,415      191,302
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME        (151,111)     (236,478)    (191,010)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
 Issued                                    3,215,386     4,487,949    4,821,379
 Issued in Lieu of Cash Distributions        145,395       226,933      183,629
 Redeemed                                 (3,015,404)   (5,200,585)  (4,354,937)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
  Capital Share Transactions                 345,377      (485,703)     650,071
--------------------------------------------------------------------------------
Total Increase (Decrease)                    345,710      (485,766)     650,363
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      4,106,848     4,592,614    3,942,251
--------------------------------------------------------------------------------
  End of Period                           $4,452,558    $4,106,848   $4,592,614
================================================================================

--------------------------------------------------------------------------------
                                                     ADMIRAL TREASURY
                                                    MONEY MARKET FUND
                                            ------------------------------------
                                     FEB. 1, 2000 TO     YEAR ENDED JANUARY 31,
                                       AUG. 31, 2001      2000              1999
                                               (000)      (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                     $ 189,966     $ 354,777    $ 259,962
 Realized Net Gain (Loss)                        334           242           37
 Unrealized Appreciation (Depreciation)           --            --           --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                 190,300       355,019      259,999
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME        (189,966)     (354,777)    (259,962)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
 Issued                                    4,184,073     6,262,217    5,808,863
 Issued in Lieu of Cash Distributions        182,310       338,705      244,537
 Redeemed                                 (3,261,575)   (5,502,682)  (5,462,597)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
  Capital Share Transactions               1,104,808     1,098,240      590,803
--------------------------------------------------------------------------------
Total Increase (Decrease)                  1,105,142     1,098,482      590,840
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      6,746,278     5,647,796    5,056,956
--------------------------------------------------------------------------------
  End of Period                           $7,851,420    $6,746,278   $5,647,796
================================================================================

FINANCIAL HIGHLIGHTS

Each fund's objective is to maintain a constant net asset value of $1.00 per share by distributing all of the fund's net investment income and avoiding capital gains or losses. The financial highlights table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.

-------------------------------------------------------------------------------------------------------------
                                                                 PRIME MONEY MARKET FUND INVESTOR SHARES
                                                                           YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                          DEC. 1, 2000 TO --------------------------------------------
THROUGHOUT EACH PERIOD                             AUG. 31, 2001       2000    1999    1998    1997    1996
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .037       .060    .049    .053    .053    .052
 Net Realized and Unrealized Gain (Loss) on Investments       --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .037       .060    .049    .053    .053    .052
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.037)     (.060)  (.049)  (.053)  (.053)  (.052)
 Distributions from Realized Capital Gains                    --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (.037)     (.060)  (.049)  (.053)  (.053)  (.052)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.78%      6.21%   4.97%   5.42%   5.41%   5.31%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $50,495    $45,719 $39,430 $33,732 $26,480 $22,218
 Ratio of Total Expenses to
   Average Net Assets                                     0.33%*      0.33%   0.33%   0.33%   0.32%   0.32%
 Ratio of Net Investment Income to
   Average Net Assets                                     4.92%*      6.04%   4.85%   5.28%   5.28%   5.18%
=============================================================================================================
*Annualized.

-------------------------------------------------------------------------------------------------------------
                                                               PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
                                                                           YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                          DEC. 1, 2000 TO --------------------------------------------
THROUGHOUT EACH PERIOD                             AUG. 31, 2001       2000    1999    1998    1997    1996
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .039       .062    .050    .055    .054    .054
 Net Realized and Unrealized Gain (Loss) on Investments       --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .039       .062    .050    .055    .054    .054
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.039)     (.062)  (.050)  (.055)  (.054)  (.054)
 Distributions from Realized Capital Gains                    --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (.039)     (.062)  (.050)  (.055)  (.054)  (.054)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               3.93%      6.39%   5.15%   5.61%   5.59%   5.49%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $3,850     $2,660  $1,776  $1,143    $951    $910
 Ratio of Total Expenses to
   Average Net Assets                                     0.13%*      0.15%   0.15%   0.15%   0.15%   0.15%
 Ratio of Net Investment Income to
   Average Net Assets                                     5.03%*      6.24%   5.04%   5.46%   5.44%   5.35%
=============================================================================================================
*Annualized.

-------------------------------------------------------------------------------------------------------------
                                                                          FEDERAL MONEY MARKET FUND
                                                                           YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                          DEC. 1, 2000 TO --------------------------------------------
THROUGHOUT EACH PERIOD                             AUG. 31, 2001       2000    1999    1998    1997    1996
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .037       .059    .048    .052    .052    .051
 Net Realized and Unrealized Gain (Loss) on Investments       --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .037       .059    .048    .052    .052    .051

-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.037)     (.059)  (.048)  (.052)  (.052)  (.051)
 Distributions from Realized Capital Gains                    --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (.037)     (.059)  (.048)  (.052)  (.052)  (.051)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               3.78%      6.11%   4.89%   5.35%   5.35%   5.26%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $6,527     $5,495  $5,243  $4,263  $3,495  $3,100
 Ratio of Total Expenses to
   Average Net Assets                                     0.33%*      0.33%   0.33%   0.33%   0.32%   0.32%
 Ratio of Net Investment Income to
   Average Net Assets                                     4.92%*      5.94%   4.79%   5.21%   5.22%   5.13%
=============================================================================================================
*Annualized.

-------------------------------------------------------------------------------------------------------------
                                                                          TREASURY MONEY MARKET FUND
                                                                           YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                          DEC. 1, 2000 TO --------------------------------------------
THROUGHOUT EACH PERIOD                             AUG. 31, 2001       2000    1999    1998    1997    1996
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .035       .056    .044    .050    .050    .050
 Net Realized and Unrealized Gain (Loss) on Investments       --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .035       .056    .044    .050    .050    .050

-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.035)     (.056)  (.044)  (.050)  (.050)  (.050)
 Distributions from Realized Capital Gains                    --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (.035)     (.056)  (.044)  (.050)  (.050)  (.050)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               3.58%      5.70%   4.51%   5.06%   5.10%   5.11%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $4,453     $4,107  $4,593  $3,942  $3,237  $2,917
 Ratio of Total Expenses to
   Average Net Assets                                     0.33%*      0.33%   0.33%   0.33%   0.32%   0.32%
 Ratio of Net Investment Income to
   Average Net Assets                                     4.68%*      5.53%   4.41%   4.94%   4.98%   4.99%
=============================================================================================================
*Annualized.


-------------------------------------------------------------------------------------------------------------
                                                                       ADMIRAL TREASURY MONEY MARKET FUND
                                                                           YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                          FEB. 1, 2000 TO --------------------------------------------
THROUGHOUT EACH PERIOD                             AUG. 31, 2001       2000    1999    1998    1997    1996
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .026       .059    .047    .050    .052    .051
 Net Realized and Unrealized Gain (Loss) on Investments       --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .026       .059    .047    .050    .052    .051

-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.026)     (.059)  (.047)  (.050)  (.052)  (.051)
 Distributions from Realized Capital Gains                    --         --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (.026)     (.059)  (.047)  (.050)  (.052)  (.051)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.65%       6.07%   4.79%   5.12%   5.31%   5.24%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $7,851     $6,746  $5,648  $5,057  $3,880  $3,247
 Ratio of Total Expenses to
   Average Net Assets                                     0.15%*      0.15%   0.15%   0.15%   0.15%  0.15%%
 Ratio of Net Investment Income to
   Average Net Assets                                     4.49%*      5.90%   4.69%   4.97%   5.20%   5.12%
=============================================================================================================
*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund and Admiral Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund and the Admiral Treasury Money Market Fund invest in short-term debt instruments backed by the full faith and credit of the U.S. government. Effective in 2001, the Prime, Federal, and Treasury Money Market Funds' fiscal year-end changed from November 30 to August 31, and the Admiral Treasury Money Market Fund's fiscal year-end changed from January 31 to August 31.
     The Prime Money Market Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Securities are valued at amortized cost, which approximates market value.
     2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Dividends from net investment income are declared daily and paid on the first business day of the following month.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                   CAPITAL CONTRIBUTION        PERCENTAGE          PERCENTAGE OF
                            TO VANGUARD           OF FUND             VANGUARD'S
MONEY MARKET FUND                 (000)        NET ASSETS         CAPITALIZATION
--------------------------------------------------------------------------------
Prime                           $10,101              0.02%                 10.1%
Federal                           1,176              0.02                   1.2
Treasury                            818              0.02                   0.8
Admiral Treasury                  1,415              0.02                   1.4
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian bank has agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the period ended August 31, 2001, custodian fee offset arrangements reduced expenses by:

--------------------------------------------------------------------------------
                                                               EXPENSE REDUCTION
MONEY MARKET FUND                                                          (000)
--------------------------------------------------------------------------------
Prime                                                                         $8
Federal                                                                        5
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Money Market Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund and Admiral Treasury Money Market Fund (hereafter referred to as the "Funds") at August 31, 2001 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 9, 2001

ADVANTAGES OF VANGUARD.COM

                                                                      [COMPUTER]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
     Consider the benefits of using Vanguard.com. On our website, you can:
*    Choose to receive all fund reports, as well as prospectuses, online.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
Economic Week in Review, a recap of each week's key economic reports and market activity; and What's New at Vanguard, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

--------------------------------------------------------------------------------
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.
--------------------------------------------------------------------------------

Trustees

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Senior Adviser to Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, BKF Capital, The Jeffrey Co., and NeuVis, Inc.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of Goodrich Corp.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm and Haas Co.; Director of AmeriSource Health Corporation, Cummins Inc., and The Mead Corp.; Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. GREGORY BARTON, Secretary; Managing Director-; Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                                 John C. Bogle
               Founder; Chairman and Chief Executive, 1974-;1996.

                                                                          [SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
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ABOUT OUR COVER
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The photograph is copyrighted by Mr. Kahn.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap
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This report is intended for the fund's  shareholders.  It may not be distributed
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fund prospectus.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q300 102001